Property and equipment	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
2023

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2022	2,314	1,975	9,197	13,552	27,038
Additions	1,004	43	3,281	4,178	8,506
Disposals	(766)	(618)	(2,724)	(212)	(4,320)
As at March 31, 2023	2,552	1,400	9,754	17,518	31,224

Accumulated depreciation

As at March 31, 2022	1,426	1,342	5,214	2,600	10,582
Depreciation	531	193	2,714	2,033	5,471
Disposals	(766)	(618)	(2,724)	(212)	(4,320)
As at March 31, 2023	1,191	917	5,204	4,421	11,733

Net book value as at March 31, 2023	1,361	483	4,550	13,097	19,491
2022

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2021	2,177	1,759	6,460	7,451	17,847
Additions	19	461	3,564	7,360	11,404
Acquired through business combinations	308	—	1,122	273	1,703
Disposals	(190)	(245)	(1,949)	(1,532)	(3,916)
As at March 31, 2022	2,314	1,975	9,197	13,552	27,038

Accumulated depreciation

As at March 31, 2021	1,004	1,181	4,441	2,879	9,505
Depreciation	612	406	2,722	1,253	4,993
Disposals	(190)	(245)	(1,949)	(1,532)	(3,916)
As at March 31, 2022	1,426	1,342	5,214	2,600	10,582

Net book value as at March 31, 2022	888	633	3,983	10,952	16,456